Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Property, plant and equipment
Capital commitments
Capital commitments	£ 1,970,000	£ 4,054,000	£ 1,753,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0	£ 0